Investments (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Major categories of net investment income
Total investment income	$ 190,218	$ 205,240	$ 210,421
Investment expenses	(7,258)	(6,512)	(6,786)
Net investment income	182,960	198,728	203,635
Investment non-income producing	0	0	0
Fixed maturity securities
Major categories of net investment income
Total investment income	143,493	152,637	158,091
Equity securities
Major categories of net investment income
Total investment income	5,984	5,676	7,696
Commercial mortgage loans on real estate
Major categories of net investment income
Total investment income	36,336	39,767	42,448
Policy loans
Major categories of net investment income
Total investment income	802	789	792
Short-term investments
Major categories of net investment income
Total investment income	22	57	122
Other investments
Major categories of net investment income
Total investment income	3,580	6,314	1,263
Cash and cash equivalents
Major categories of net investment income
Total investment income	$ 1	$ 0	$ 9